BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES - Due from related parties (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 9,182	₺ 2,830
D Elektronik Sans Oyunlar ve Yaynclk A.S. (Nesine)
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	8,168	224
Doan D Ticaret ve Mmessillik A.. ("Doan D Ticaret")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	473	2,227
Doan Burda Dergi Yaynclk ve Pazarlama A.. ("Doan Burda")
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	310	220
Other related parties
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
Due from related parties	₺ 231	₺ 159